COMMITMENTS AND CONTINGENCIES (Details - Schedule of Future Minimum Lease Payments) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Nov. 24, 2021
Commitments and Contingencies Disclosure [Abstract]
2023	$ 570,453	$ 696,869
2024	779,087	779,087
2025	798,556	798,556
2026	818,518	818,518
2027	838,984	838,984
Thereafter	4,043,427	4,043,427
Total undiscounted future minimum lease payments	7,849,025	7,975,441
Less: Impact of discounting	(2,617,321)	(2,735,629)
Total present value of operating lease obligations	5,231,704	5,239,812	$ 4,980,104
Current portion	764,820	(696,869)
Operating lease obligations, less current portion	$ 4,466,884	$ 4,542,943